RELATIONSHIP WITH AND INVESTMENT IN VIKING ENERGY GROUP INC (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended
	Jan. 08, 2021	Jul. 29, 2021	Dec. 23, 2020	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 11, 2020
Beneficial ownership percentage				4.99%
Borrowed amount				$ 9,757,927	$ 7,592,744	$ 93,108,568	$ 93,981,234
Viking Energy Group, Inc [Member]
Ownership percenage				60.90%	60.90%
Business acquire percenage			51.00%
Consideration transferred			$ 10,900,000
Promissory notes cancelled			$ 9,200,000
Viking Energy Group, Inc [Member] | Securities Purchase Agreement [Member]
Percentage of outstanding common stock			51.00%
Share purchase for acquisition			26,274,510
Additional share acquired	16,153,846	27,500,000
Acquired Interest		2.50%
Aggregate purchase price		$ 1
Investor [Member]
Borrowed amount			$ 12,000,000
Promissory note principal amount			$ 100.00
Interest rate			500.00%
Previously issued note								$ 1,000.00
EMC Capital Partners, LLC [Member] | Cancellation Agreement [Member]
Cancellation amount paid	$ 96
EMC Capital Partners, LLC [Member] | Series C Redeemable Convertible Preferred Stock [Member]
Promissory note principal amount	$ 200.00
Share issued for consideration	58
Camber [Member]
Percentage of outstanding common stock			51.00%
Share purchase for acquisition			26,274,510